World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2016

Dates Covered
Collections Period	01/01/16 - 01/31/16
Interest Accrual Period	01/15/16 - 02/15/16
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/15	271,948,325.33	19,501
Yield Supplement Overcollateralization Amount at 12/31/15	6,507,635.19	0
Receivables Balance at 12/31/15	278,455,960.52	19,501
Principal Payments	12,368,379.68	366
Defaulted Receivables	474,333.42	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/16	6,051,900.67	0
Pool Balance at 01/31/16	259,561,346.75	19,106

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	33.56%

Prepayment ABS Speed	1.35%

Overcollateralization Target Amount	11,680,260.60
Actual Overcollateralization	11,680,260.60

Weighted Average APR	3.32%
Weighted Average APR, Yield Adjusted	5.01%
Weighted Average Remaining Term	37.83

Delinquent Receivables:
Past Due 31-60 days	5,955,433.67	334
Past Due 61-90 days	1,743,531.49	98
Past Due 91 -120 days	315,280.83	22
Past Due 121 + days	0.00	0
Total	8,014,245.99	454

Total 31+ Delinquent as % Ending Pool Balance	3.09%

Recoveries	206,001.53

Aggregate Net Losses/(Gains) - January 2016	268,331.89

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.16%
Prior Period Net Loss Ratio	1.19%
Second Prior Period Net Loss Ratio	1.28%
Third Prior Period Net Loss Ratio	1.29%
Four Month Average	1.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.36%

Flow of Funds	$ Amount

Collections	13,335,990.65
Advances	1,470.91
Investment Earnings on Cash Accounts	2,345.75
Servicing Fee	(232,046.63)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	13,107,760.68

Distributions of Available Funds
(1) Class A Interest	213,621.34
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	149,303.94
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	11,680,260.60
(7) Distribution to Certificateholders	1,042,201.90
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	13,107,760.68

Servicing Fee	232,046.63
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 01/15/16	259,710,650.69
Principal Paid	11,829,564.54
Note Balance @ 02/16/16	247,881,086.15

Class A-1
Note Balance @ 01/15/16	0.00
Principal Paid	0.00
Note Balance @ 02/16/16	0.00
Note Factor @ 02/16/16	0.0000000%

Class A-2
Note Balance @ 01/15/16	0.00
Principal Paid	0.00
Note Balance @ 02/16/16	0.00
Note Factor @ 02/16/16	0.0000000%

Class A-3
Note Balance @ 01/15/16	134,425,650.69
Principal Paid	11,829,564.54
Note Balance @ 02/16/16	122,596,086.15
Note Factor @ 02/16/16	52.1685473%

Class A-4
Note Balance @ 01/15/16	109,676,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	109,676,000.00
Note Factor @ 02/16/16	100.0000000%

Class B
Note Balance @ 01/15/16	15,609,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	15,609,000.00
Note Factor @ 02/16/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	235,994.24
Total Principal Paid	11,829,564.54
Total Paid	12,065,558.78

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	92,977.74
Principal Paid	11,829,564.54
Total Paid to A-3 Holders	11,922,542.28

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3170751
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.8938640
Total Distribution Amount	16.2109391

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3956500
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	50.3385725
Total A-3 Distribution Amount	50.7342225

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	12.62
Noteholders' Principal Distributable Amount	987.38

Account Balances	$ Amount

Advances
Balance as of 12/31/15	62,810.66
Balance as of 01/31/16	64,281.57
Change	1,470.91

Reserve Account
Balance as of 01/15/16	1,903,544.61
Investment Earnings	314.67
Investment Earnings Paid	(314.67)
Deposit/(Withdrawal)	-
Balance as of 02/16/16	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61